PROPERTY AND EQUIPMENT	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
PROPERTY AND EQUIPMENT [Abstract]
PROPERTY AND EQUIPMENT

NOTE 2 - PROPERTY & EQUIPMENT

The following is a summary of property and equipment at:

	Life	September 30, 2013	December 31, 2012

Furniture, fixtures and equipment	2-10 yrs	$36,384	$50,397
		36,384	50,397
Less: Accumulated depreciation		(36,162)	(49,782)
Property & equipment, net		$222	$615

Depreciation expense for the nine months ended September 30, 2013 and 2012 was $393 and $2,668, respectively.

NOTE 2 - PROPERTY & EQUIPMENT

The following is a summary of property and equipment at:

	Life	December 31, 2012	December 31, 2011

Furniture, fixtures and equipment	2-10 yrs	$50,397	$89,084
		50,397	89,084
Less: Accumulated depreciation		(49,782)	(84,809)
Property & equipment, net		$615	$4,275

Depreciation expense for the periods ended December 31, 2012 and 2011 was $3,430 and $5,325, respectively.